Average Annual Total Returns - Direxion Daily MSCI South Korea Bull 3X Shares	Direxion Daily MSCI South Korea Bull 3X Shares 1 Year	Direxion Daily MSCI South Korea Bull 3X Shares 5 Years	Direxion Daily MSCI South Korea Bull 3X Shares Since Inception	Direxion Daily MSCI South Korea Bull 3X Shares Inception Date	Direxion Daily MSCI South Korea Bull 3X Shares Return After Taxes on Distributions 1 Year	Direxion Daily MSCI South Korea Bull 3X Shares Return After Taxes on Distributions 5 Years	Direxion Daily MSCI South Korea Bull 3X Shares Return After Taxes on Distributions Since Inception	Direxion Daily MSCI South Korea Bull 3X Shares Return After Taxes on Distributions Inception Date	Direxion Daily MSCI South Korea Bull 3X Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Direxion Daily MSCI South Korea Bull 3X Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Direxion Daily MSCI South Korea Bull 3X Shares Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Direxion Daily MSCI South Korea Bull 3X Shares Return After Taxes on Distributions and Sale of Fund Shares Inception Date	MSCI Korea 25/50 Index (reflects no deduction for fees, expenses or taxes) 1 Year	MSCI Korea 25/50 Index (reflects no deduction for fees, expenses or taxes) 5 Years	MSCI Korea 25/50 Index (reflects no deduction for fees, expenses or taxes) Since Inception	MSCI Korea 25/50 Index (reflects no deduction for fees, expenses or taxes) Inception Date	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) Since Inception	S&P 500® Index (reflects no deduction for fees, expenses or taxes) Inception Date
Total	49.20%	12.64%	0.53%	Apr. 10, 2013	49.20%	12.20%	0.15%	Apr. 10, 2013	29.13%	10.02%	0.30%	Apr. 10, 2013	40.39%	13.77%	8.18%	Apr. 10, 2013	18.40%	15.22%	14.25%	Apr. 10, 2013